Income Taxes - Schedule of Reconciled to the (Loss) Income Before Income Tax (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Schedule of Reconciled to the (Loss) Income Before Income Tax [Abstract]
(Loss) income before income taxes	$ (2,453,564)	$ 1,315,779	$ (1,024,383)
Tax at Hong Kong statutory tax rate of 16.5%	(404,838)	217,104	(169,023)
Tax effect on non-assessable income	(156,058)	(33,397)	(19,378)
Tax effect on non-deductible expenses	569,726	1,483,411	1,344,239
Tax effect on temporary differences	208,604	(1,592,469)	(1,094,444)
Overprovision in prior year	(6,170)
Valuation allowance	(216,997)	(73,752)
Effect of two-tier tax rate	(18,398)	(4,815)
Income tax benefit (expense)	$ (24,131)	$ (3,918)	$ 61,394